Inventories - Schedule of Inventories (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [line items]
Raw materials	€ 1,087	€ 1,016	€ 962
Work in process	4,522	4,088	3,692
Finished goods	2,385	2,373	2,164
Total	7,994	7,477	6,818	[1]
Gross value
Disclosure of inventories [line items]
Raw materials	1,163	1,099	1,041
Work in process	5,104	4,637	4,348
Finished goods	2,629	2,533	2,342
Total	8,896	8,269	7,731
Allowances
Disclosure of inventories [line items]
Raw materials	(76)	(83)	(79)
Work in process	(582)	(549)	(656)
Finished goods	(244)	(160)	(178)
Total	€ (902)	€ (792)	€ (913)

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).